[LETTERHEAD OF DECHERT LLP]

April 15, 2011

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Attn:  James O’Connor, Esq.

Re:	PowerShares Exchange-Traded Fund Trust
Securities Act File No. 333-102228
Post-Effective Amendment No. 234
Investment Company Act File No. 811-21265
Amendment No. 236

Dear Mr. O’Connor:

On behalf of PowerShares Exchange-Traded Fund Trust (the “Trust”) and with respect to PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Growth Portfolio, PowerShares Fundamental Pure Small Core Portfolio and PowerShares Fundamental Pure Small Value Portfolio (formerly, PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Portfolio and PowerShares Dynamic Small Cap Value Portfolio, respectively), attached herewith for filing is the above-referenced Post-Effective Amendment No. 234 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on Form N-1A.  This filing is being made pursuant to Rule 485(a)(1) for the purposes of changing the name of seven series of the Trust (each a “fund”) and changing the underlying index and strategy of each fund.  No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 698-3529 or Matthew Wolfe at (212) 649-8703.

Very truly yours,

/s/ Stuart M. Strauss
Stuart M. Strauss